BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS [Abstract]
Schedule of Business Acquisition Contingent Consideration
Consideration	Amount
$

Total consideration paid in cash	46,048,500

Schedule of Acquisition of Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed

		Amortization
	Amount	Period
	$	Years

Current assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200	5-10 years
Land use right	4,784,260	47.7 years
Order backlog	44,852	0.17 years
Customer relationship	8,073,439	3.00 years
Goodwill	14,806,586
Deferred tax liabilities	(2,378,298)

Total consideration	46,048,500

Summary of Unaudited Pro Forma Financial Information

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2010 assuming that all acquisitions occurred as of January 1, 2010. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

Years ended December 31,
2010
$
(Unaudited)

Pro forma revenue	690,988,454
Pro forma income (loss)	55,402,319
Pro forma income (loss) per share:
Basic	0.23
Diluted	0.21